Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Trade and Other Payables [Abstract]
Trade and Other Payables

Trade and other payables as of December 31, 2018 and 2019 are as follows:

		2018		2019
		Current	Non-current	Current	Non-current
		In millions of won
Trade payables	￦	3,411,830	—	2,859,721	—
Other trade payables		1,630,860	2,626,876	1,952,659	2,446,714
Accrued expenses		1,127,796	1,859	1,028,869	2,033
Leasehold deposits received		1,949	1,084	2,571	709
Other deposits received		169,317	72,453	163,382	68,702
Lease liabilities		—	—	635,349	4,434,784
Finance lease liabilities		57,200	226,606	—	—
Dividends payable		6,443	—	6,851	—
Others(*)		—	12,818	—	12,818

	￦	6,405,395	2,941,696	6,649,402	6,965,760

(*)	Details of others as of December 31, 2018 and 2019 are as follows:

		2018		2019
		Current	Non-current	Current	Non-current
		In millions of won
Advance received from local governments	￦	—	5,818	—	5,818
Others		—	7,000	—	7,000

	￦	—	12,818	—	12,818